Other disclosures	6 Months Ended
Jun. 30, 2021
Other Disclosures [Abstract]
Other disclosures
Other disclosures

Capital commitments at 30 June 2021

Capital commitments, excluding the Group’s share of joint venture capital commitments, were US$3,059 million (31 December 2020: US$3,152 million). Our capital commitments include open purchase orders for managed operations and expenditure on major projects authorised by our Investment Committee for non-managed operations. On a legally enforceable basis, capital commitments would be approximately US$1.7 billion (31 December 2020: US$1.5 billion) as many of the contracts relating to the Group’s projects have various cancellation clauses.

The Group’s share of joint venture capital commitments was US$9 million (31 December 2020: US$9 million).

Contingent liabilities (subsidiaries and joint operations)

Contingent liabilities, indemnities and other performance guarantees were US$140 million at 30 June 2021 (31 December 2020: US$146 million).

Performance guarantees
Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote. There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.

Rio Tinto Coal Mozambique
In October 2017, Rio Tinto announced that it had been notified by the U.S. Securities and Exchange Commission (SEC) that the SEC had filed a complaint in relation to Rio Tinto’s disclosures and timing of the impairment of Rio Tinto Coal Mozambique (RTCM). The impairment was reflected in Rio Tinto’s 2012 year-end accounts. The SEC alleges that Rio Tinto, a former chief executive, Tom Albanese, and a former chief financial officer, Guy Elliott, committed violations of the antifraud, reporting, books and records and internal control provisions of the federal securities law by not accurately disclosing the value of RTCM and not impairing it when Rio Tinto published its 2011 year-end accounts in February 2012 or its 2012 interim results in August 2012. In June 2019, the trial court dismissed an associated US class action on behalf of securities holders. In August 2020, the appeals court partially overturned the court’s dismissal and the case is with the trial court for further consideration.

In March 2018, the Australian Securities and Investments Commission (ASIC) filed civil proceedings in the NSW District Registry of the Federal Court of Australia against Rio Tinto Limited, Albanese, and Elliott. On 1 May 2018, ASIC expanded its proceedings. ASIC alleges that Rio Tinto committed violations of the disclosure, accounting, and misleading or deceptive conduct provisions of the Corporations Act by making misleading or deceptive statements related to RTCM in its 2011 Annual Report and its 2012 interim financial statements, not complying with accounting standards in respect of its 2012 interim financial statements, and not disclosing an impairment of RTCM in its 2012 interim financial statements. ASIC further alleges Albanese and Elliott breached their duties as directors or officers, and failed to take all reasonable steps to comply with relevant accounting requirements.

Rio Tinto believes that the SEC case and the ASIC proceedings are unwarranted and will defend the allegations vigorously. Hence, no provisions have been recognised for these cases.

Simandou
Rio Tinto continues to co-operate fully with relevant authorities in connection with their investigations in relation to contractual payments totalling US$10.5 million made to a consultant who had provided advisory services in 2011 on the Simandou project in Guinea. In August 2018, the court dismissed a related US class action commenced on behalf of securities holders. No provision has been recognised for this case.

The outcomes of these matters remain uncertain, but they could ultimately expose the Group to material financial cost. The Board is giving these matters its full and proper attention and a dedicated Board committee continues to monitor the progress of these matters, as appropriate.
Other disclosures (continued)

Other legal matters
The Group has not established provisions for certain additional legal claims in cases where we have assessed that a payment is either not probable or cannot be reliably estimated. A number of Group companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time. As a result, the Group may become subject to substantial liabilities that could affect our business, financial position and reputation. Litigation is inherently unpredictable and large judgements may at times occur. The Group may incur, in the future, judgements or enter into settlements of claims that could lead to material cash outflows. However, at present, we do not believe that any of these proceedings will have a materially adverse effect on our financial position.

Related party matters

Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium. Details of the Group's principal equity accounted units are given in the 2020 Annual report.

Income statement items	Six months ended 30 June 2021	Six months ended 30 June 2020
	US$m	US$m
Purchases from equity accounted units	(543)	(519)
Sales to equity accounted units	205	119
Cash flow statement items
Dividends from equity accounted units	726	183
Net receipts/(funding) from/of equity accounted units	28	(14)

	30 June 2021	31 December 2020
Balance sheet items	US$m	US$m
Investments in equity accounted units(a)	3,660	3,764
Loans to equity accounted units	—	41
Trade and other receivables: amounts due from equity accounted units(b)	246	251
Trade and other payables: amounts due to equity accounted units	(240)	(241)

(a)Investments in equity accounted units include quasi equity loans.

(b)This includes prepayments of tolling charges.
Rio Tinto plc has provided a number of guarantees in relation to various pension funds. Subject to certain conditions, Rio Tinto plc would pay any contributions due from Group companies participating in these funds in the event that the companies fail to meet their contribution requirements.
Summary financial information for subsidiaries that have non-controlling interests that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations

	Iron Ore Company of Canada	Iron Ore Company of Canada	Turquoise Hill (a)(b)(c)	Turquoise Hill (a)(b)(c)
	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	1,718	1,011	844	409
Profit/(loss) after tax	654	257	426	(23)
– attributable to non-controlling interests	271	106	211	(89)
– attributable to Rio Tinto	383	151	215	66
Other comprehensive income/(loss)	96	(91)	5	(2)
Total comprehensive income/(loss)	750	166	431	(25)

	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m
Non-current assets	2,879	2,733	11,789	10,930
Current assets	840	670	1,033	1,496
Current liabilities	(493)	(462)	(530)	(540)
Non-current liabilities	(1,034)	(993)	(4,392)	(4,404)
Net assets	2,192	1,948	7,900	7,482
– attributable to non-controlling interests	907	804	2,600	2,424
– attributable to Rio Tinto	1,285	1,144	5,300	5,058

	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Cash flow from operations	964	403	95	29
Dividends paid to non-controlling interests	(206)	—	—	—

(a)Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC ("OT").

(b)Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.

(c)Since 2011, Turquoise Hill has funded common share investments in OT on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to them via a pledge over Erdenes' share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling interests. As at 30 June 2021, the cumulative amount of such funding was US$1,399 million (31 December 2020: US$1,378 million), excluding accrued interest of US$877 million (31 December 2020: US$804 million) relating to this funding.
Other disclosures (continued)

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group (continued)

	Robe River Mining Co Pty	Robe River Mining Co Pty	Other companies and eliminations(d)	Other companies and eliminations(d)	Robe River	Robe River
	2021	2020	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,289	734	1,504	851	2,793	1,585
Profit after tax	752	403	841	424	1,593	827
– attributable to non-controlling interests	301	158	—	—	301	158
– attributable to Rio Tinto	451	245	841	424	1,292	669
Other comprehensive loss	(80)	(88)	(37)	(38)	(117)	(126)
Total comprehensive income	672	315	804	386	1,476	701

	30 June 2021	31 December 2020	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets	3,535	3,452	4,238	4,247	7,773	7,699
Current assets	1,134	865	1,870	2,239	3,004	3,104
Current liabilities	(583)	(380)	(339)	(414)	(922)	(794)
Non-current liabilities	(424)	(255)	(4,234)	(4,752)	(4,658)	(5,007)
Net assets	3,662	3,682	1,535	1,320	5,197	5,002
– attributable to non-controlling interests	1,463	1,397	—	—	1,463	1,397
– attributable to Rio Tinto	2,199	2,285	1,535	1,320	3,734	3,605

	2021	2020	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	1,134	665	1,643	1,066	2,777	1,731
Dividends paid to non-controlling interests	(201)	(211)	—	—	(201)	(211)

(d)"Other companies and eliminations" includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$375 million at 30 June 2021 (31 December 2020: US$383 million) that arose on the Group's acquisition of its interest in Robe River.
Other disclosures (continued)

Summary information for joint ventures that are material to the Group

This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(a)	Minera Escondida Ltda(a)	Sohar Aluminum Co. L.L.C.(b)	Sohar Aluminum Co. L.L.C.(b)
	2021	2020	2021	2020
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	4,953	3,137	420	325

Depreciation and amortisation	(580)	(797)	(60)	(55)
Other operating costs	(1,506)	(1,243)	(245)	(225)
Operating profit	2,867	1,097	115	45

Finance expense	(73)	(70)	(10)	(15)
Income tax	(1,034)	(370)	(15)	(5)
Profit after tax	1,760	657	90	25
Other comprehensive income/(loss)	40	(27)	—	—
Total comprehensive income	1,800	630	90	25

	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Balance sheet summary as at:	US$m	US$m	US$m	US$m

Non-current assets	11,710	11,833	1,805	1,850
Current assets	3,010	3,107	420	270
Current liabilities	(1,777)	(1,813)	(150)	(675)
Non-current liabilities	(4,796)	(4,560)	(745)	(200)
Net assets	8,147	8,567	1,330	1,245

Assets and liabilities above include:
– cash and cash equivalents	887	1,103	145	30
– current financial liabilities	(577)	(790)	(55)	(565)
– non-current financial liabilities	(2,800)	(2,560)	(575)	(30)

	2021	2020	2021	2020
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m

Dividends received from joint venture (Rio Tinto share)	720	183	—	—

(a)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$334 million (31 December 2020: US$358 million) relating to tax that would be payable if the Group's share of the earnings retained in Minera Escondida Ltda were remitted to the Group.

(b)Under covenants stipulated in the agreement to Sohar Aluminium Co. L.L.C.'s secured loan facilities, there are certain restrictions on the ability of Sohar Aluminium Co. L.L.C to make shareholder distributions.